Supplemental Disclosure with Respect to Cash Flows - Supplementary Disclosure of Company's Non Cash Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Information With Respect To Cash Flows [Abstract]
Change in accounts payable related to financings	$ 0	$ 80
Interest paid	12,517	7,318
Income taxes paid	$ 0	$ 0